RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS

17. RELATED PARTY TRANSACTIONS

Name of related parties	Relationships with the Company
BTG	Parent company of Poly Victory Investments Limited
Ctrip.com International, Ltd.	Principal shareholder of the Company, common directors
Jian Guo Inns Beijing Ltd. (“Jian Guo Inns”)	Subsidiary of BTG
Shanghai Xin Zhi Trading Co., Ltd.	Noncontrolling interests of subsidiary
Xiamen Shuiwu Co., Ltd.	Noncontrolling interests of subsidiary
Fujian Yun Tong Co., Ltd.	Noncontrolling interests of subsidiary
Shanghai Dinuo Co., Ltd.	Noncontrolling interests of subsidiary
Sun Yan	Noncontrolling interests of subsidiary

Related party transactions during the years ended December 31 is as follows:

	2009	2010	2011
Agency fees paid to Ctrip.com International, Ltd.	20,942	18,191	17,661
Rental fees paid to Jian Guo Inns	2,800	2,800	2,800

As of December 31, significant balances with related parties are as follows:

Due from related parties:

	2010	2011
Shanghai Xin Zhi Trading Co., Ltd.	3,114	2,408
Shanghai Dinuo Co., Ltd.	825	1,425
Fujian Yun Tong Co., Ltd.	1,170	1,596
Sun Yan	550	950

	5,659	6,379

The amount due from all the related parities represented the advance payment for dividends.

Due to related parties:

	2010	2011
Dongguan Kanglv Co., Ltd.	1,496	—
Ctrip.com International, Ltd.	1,421	2,557
Xiamen Shuiwu Co., Ltd.	1,265	240

	4,182	2,797

The amounts due from and due to related parties as of December 31, 2010 and 2011 mainly arose from the above transactions and payments made by the Company and related parties on behalf of each other. These amounts are not collateralized, free of interest and receivable or payable on demand.